Janus Henderson Mortgage-Backed Securities ETF

Schedule of Investments (unaudited)

January 31, 2021

	Shares/ Principal Amounts	Value

Asset-Backed Securities - 4.5%
BVRT Financing Trust, 0%, 1/10/33¤	$11,526,000	$11,526,000
LakeView 2020, 1.9000%, 7/10/32 (144A)	4,183,505	4,183,505
LakeView 2020, 2.4000%, 7/10/32 (144A)	2,526,000	2,526,000
NRZ Excess Spread-Collateralized Notes, 3.8440%, 12/25/25 (144A)	3,056,641	3,063,444
PRPM LLC, 3.3510%, 7/25/24 (144A)C	2,309,978	2,318,081
PRPM LLC, 3.3510%, 11/25/24 (144A)C	2,468,288	2,503,834
VCAT LLC, 3.6710%, 8/25/50 (144A)C	4,094,793	4,164,081

Total Asset-Backed Securities (cost $30,150,020)		30,284,945

Mortgage-Backed Securities - 135.2%
Angel Oak Mortgage Trust I LLC, 3.6490%, 9/25/48 (144A)‡	29,712	30,031
COLT Mortgage Loan Trust, 1.8530%, 3/25/65 (144A)‡	75,118	76,159
COLT Mortgage Loan Trust, 1.5120%, 9/25/65 (144A)‡	2,838,763	2,781,096
Connecticut Avenue Securities Trust, ICE LIBOR USD 1 Month + 2.3000%, 2.4300%, 8/25/31 (144A)‡	3,010,642	3,016,459
Connecticut Avenue Securities Trust, ICE LIBOR USD 1 Month + 2.1500%, 2.2800%, 9/25/31 (144A)‡	9,218,138	9,239,089
Connecticut Avenue Securities Trust, ICE LIBOR USD 1 Month + 2.1000%, 2.2300%, 9/25/39 (144A)‡	9,225,513	9,245,040
Deephaven Residential Mortgage Trust, 2.7110%, 10/25/47 (144A)‡	72,998	72,998
Deephaven Residential Mortgage Trust, 2.9760%, 12/25/57 (144A)‡	63,461	63,461
Deephaven Residential Mortgage Trust, 3.6840%, 4/25/58 (144A)‡	55,381	55,381
Deephaven Residential Mortgage Trust, 3.7890%, 8/25/58 (144A)‡	90,465	92,384
Deephaven Residential Mortgage Trust, 3.9630%, 8/25/58 (144A)‡	95,373	95,373
Eagle RE, Ltd., ICE LIBOR USD 1 Month + 0.9000%, 1.0300%, 1/25/30 (144A)‡	1,200,000	1,196,394
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.7500%, 0.8800%, 3/25/30‡	457,008	457,008
Federal Home Loan Mortgage Corp., 2.6276%, 12/1/30‡,(a)	10,000,000	2,135,228
Federal Home Loan Mortgage Corp., 3.0000%, 5/1/31	178,859	191,432
Federal Home Loan Mortgage Corp., 2.5000%, 12/1/31	22,019	23,202
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.3500%, 0.4765%, 2/15/32‡	40,229	40,373
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.6500%, 0.7765%, 3/15/32‡	54,832	55,606
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5000%, 0.6265%, 7/15/32‡	44,854	45,108
Federal Home Loan Mortgage Corp., 3.0000%, 9/1/32	175,597	188,941
Federal Home Loan Mortgage Corp., 3.0000%, 1/1/33	90,705	97,598
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.4000%, 0.5265%, 1/15/33‡	37,403	37,603
Federal Home Loan Mortgage Corp., 2.5000%, 12/1/33	824,506	868,797
Federal Home Loan Mortgage Corp., 2.5000%, 11/1/34	1,646,905	1,761,548
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.2500%, 0.3765%, 9/15/35‡	32,924	32,959
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5900%, 0.7165%, 10/15/37‡	94,771	96,206
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.3000%, 0.4265%, 8/15/40‡	70,355	70,485
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5000%, 0.6265%, 9/15/40‡	104,746	105,631
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 0.5500%, 0.6765%, 4/15/41‡	352,973	357,158
Federal Home Loan Mortgage Corp., 3.5000%, 7/1/42	89,360	97,495
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/42	97,792	106,695
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/42	120,910	131,918
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 6.0000%, 5.8735%, 8/15/42‡,(a)	12,432,174	2,153,838
Federal Home Loan Mortgage Corp., 3.0000%, 2/1/43	1,681	1,810
Federal Home Loan Mortgage Corp., 3.0000%, 3/1/43	1,106	1,194
Federal Home Loan Mortgage Corp., 3.0000%, 3/1/43	4,604,525	4,938,149
Federal Home Loan Mortgage Corp., 3.5000%, 3/1/43	395	431

	Shares/ Principal Amounts	Value

Mortgage-Backed Securities - (continued)
Federal Home Loan Mortgage Corp., 3.0000%, 4/1/43	$89,139	$96,187
Federal Home Loan Mortgage Corp., 3.0000%, 6/1/43	253,447	267,532
Federal Home Loan Mortgage Corp., 3.5000%, 6/1/43	42,319	46,144
Federal Home Loan Mortgage Corp., 3.0000%, 11/1/43	1,702,230	1,833,159
Federal Home Loan Mortgage Corp., 3.5000%, 2/1/44	521,268	570,629
Federal Home Loan Mortgage Corp., 3.5000%, 12/1/44	1,001,332	1,091,833
Federal Home Loan Mortgage Corp., 3.0000%, 8/1/46	1,538,580	1,633,110
Federal Home Loan Mortgage Corp., 3.0000%, 10/1/46	3,861,511	4,189,631
Federal Home Loan Mortgage Corp., 3.0000%, 12/1/46	25,249	27,232
Federal Home Loan Mortgage Corp., 3.5000%, 1/1/47	626,029	682,977
Federal Home Loan Mortgage Corp., 3.0000%, 2/1/47	14,836,449	15,747,997
Federal Home Loan Mortgage Corp., 4.0000%, 3/1/47	283,870	311,134
Federal Home Loan Mortgage Corp., 3.0000%, 4/1/47	5,594,881	5,903,537
Federal Home Loan Mortgage Corp., 3.0000%, 4/1/47	2,081,914	2,209,826
Federal Home Loan Mortgage Corp., 4.0000%, 11/1/47	727,570	808,347
Federal Home Loan Mortgage Corp., 3.0000%, 12/1/47	36,017	39,078
Federal Home Loan Mortgage Corp., 4.5000%, 8/1/48	213,980	233,048
Federal Home Loan Mortgage Corp., 5.0000%, 9/1/48	471,957	523,481
Federal Home Loan Mortgage Corp., 4.5000%, 12/1/48	56,468	62,357
Federal Home Loan Mortgage Corp., 4.5000%, 12/1/48	746,751	815,968
Federal Home Loan Mortgage Corp., 4.0000%, 5/1/49	742,190	796,811
Federal Home Loan Mortgage Corp., 3.0000%, 8/1/49	165,006	176,619
Federal Home Loan Mortgage Corp., 3.0000%, 8/1/49	164,783	177,907
Federal Home Loan Mortgage Corp., 3.0000%, 8/1/49	3,894,651	4,145,044
Federal Home Loan Mortgage Corp., 3.5000%, 8/1/49	739,745	785,648
Federal Home Loan Mortgage Corp., 3.0000%, 10/1/49	5,934,967	6,227,883
Federal Home Loan Mortgage Corp., 3.0000%, 10/1/49	7,224,350	7,580,902
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 1.9500%, 2.0800%, 10/25/49 (144A)‡	1,090,443	1,089,652
Federal Home Loan Mortgage Corp., 3.0000%, 11/1/49	10,886,214	11,423,494
Federal Home Loan Mortgage Corp., 3.0000%, 11/1/49	7,451,817	7,819,544
Federal Home Loan Mortgage Corp., 3.0000%, 11/1/49	6,451,809	6,770,233
Federal Home Loan Mortgage Corp., 3.0000%, 12/1/49	10,512,929	11,031,786
Federal Home Loan Mortgage Corp., 3.0000%, 3/1/50	620,310	661,727
Federal Home Loan Mortgage Corp., 3.5000%, 3/1/50	1,115,280	1,208,779
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 3.1500%, 3.2800%, 9/25/50 (144A)‡	1,148,000	1,159,138
Federal Home Loan Mortgage Corp., ICE LIBOR USD 1 Month + 2.0000%, 2.0857%, 1/25/51 (144A)‡	2,750,000	2,749,999
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 4.9000%, 5.0300%, 11/25/24‡	1,181,377	1,215,921
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 5.0000%, 5.1300%, 7/25/25‡	2,067,880	2,108,920
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 5.7000%, 5.8300%, 4/25/28‡	1,381,192	1,460,642
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 6.0000%, 6.1300%, 9/25/28‡	324,904	340,972
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 5.9000%, 6.0300%, 10/25/28‡	1,716,491	1,802,387
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 2.8500%, 2.9800%, 11/25/29‡	3,135,666	3,179,796
Federal National Mortgage Association, 2.5000%, 8/1/31	26,761	28,196
Federal National Mortgage Association, 2.5000%, 10/1/31	27,793	29,547
Federal National Mortgage Association, 2.5000%, 2/1/32	25,829	27,510
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 0.5300%, 4/25/32‡	46,980	47,227
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5500%, 0.6980%, 4/25/32‡	36,799	37,118
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 0.6480%, 9/25/33‡	48,704	49,052
Federal National Mortgage Association, 3.0000%, 11/1/34	118,911	129,008
Federal National Mortgage Association, 3.0000%, 12/1/34	126,004	136,238

	Shares/ Principal Amounts	Value

Mortgage-Backed Securities - (continued)
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3000%, 0.4300%, 10/25/35‡	$40,305	$40,514
Federal National Mortgage Association, 1.5000%, TBA, 15 Year Maturity(b)	14,043,320	14,395,386
Federal National Mortgage Association, 2.0000%, TBA, 15 Year Maturity(b)	27,654,328	28,881,351
Federal National Mortgage Association, 2.5000%, TBA, 15 Year Maturity(b)	23,960,916	25,157,285
Federal National Mortgage Association, 3.0000%, TBA, 15 Year Maturity(b)	15,195,555	16,054,408
Federal National Mortgage Association, 3.5000%, TBA, 15 Year Maturity(b)	6,061,089	6,454,332
Federal National Mortgage Association, 4.0000%, TBA, 15 Year Maturity(b)	1,501,500	1,596,770
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 0.4800%, 4/25/36‡	134,734	135,137
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5200%, 0.6680%, 9/25/37‡	41,657	42,029
Federal National Mortgage Association, 3.0000%, 4/1/38	338,027	366,455
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 0.4980%, 5/25/38‡	46,113	46,117
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 2.1000%, 2.2300%, 6/25/39 (144A)‡	2,691,697	2,696,023
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 0.5300%, 9/25/40‡	27,423	27,551
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 55.0000%, 53.4160%, 10/25/40‡	41,248	180,974
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.4300%, 0.5600%, 11/25/40‡	26,552	26,707
Federal National Mortgage Association, 3.0000%, 9/1/42	451,200	485,412
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 0.5480%, 9/25/42‡	20,114	20,213
Federal National Mortgage Association, 3.0000%, 10/1/42	343,877	371,716
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 0.4800%, 10/25/42‡	225,329	226,195
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 4.0000%, 3.8700%, 11/25/42‡	948,369	916,879
Federal National Mortgage Association, 3.0000%, 1/1/43	566,156	609,084
Federal National Mortgage Association, 3.0000%, 1/1/43	309,502	332,376
Federal National Mortgage Association, 3.0000%, 2/1/43	17,768	19,162
Federal National Mortgage Association, 3.0000%, 2/1/43	909,832	978,818
Federal National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 0.6480%, 2/25/43‡	72,027	72,615
Federal National Mortgage Association, 3.0000%, 3/1/43	645,860	696,543
Federal National Mortgage Association, 3.0000%, 3/1/43	210,429	226,943
Federal National Mortgage Association, 3.0000%, 5/1/43	176,565	190,420
Federal National Mortgage Association, 3.0000%, 5/1/43	1,757,254	1,912,718
Federal National Mortgage Association, 3.0000%, 5/1/43	1,958,640	2,079,237
Federal National Mortgage Association, 4.0000%, 6/1/43	93,386	102,976
Federal National Mortgage Association, 3.0000%, 8/1/43	217,420	236,810
Federal National Mortgage Association, 3.0000%, 10/1/44	1,601,551	1,719,914
Federal National Mortgage Association, 4.5000%, 6/1/45	10,177	11,345
Federal National Mortgage Association, 3.0000%, 7/1/45	953,503	1,028,328
Federal National Mortgage Association, 3.5000%, 12/1/45	1,094,006	1,179,685
Federal National Mortgage Association, 3.0000%, 1/1/46	28,365	30,111
Federal National Mortgage Association, 3.5000%, 1/1/46	98,614	106,337
Federal National Mortgage Association, 3.0000%, 3/1/46	3,905,293	4,145,749
Federal National Mortgage Association, 3.0000%, 6/1/46	825,402	872,662
Federal National Mortgage Association, 3.0000%, 9/1/46	418,552	450,287
Federal National Mortgage Association, 3.0000%, 9/1/46	73,504	78,799
Federal National Mortgage Association, 3.0000%, 10/1/46	2,323,817	2,488,673
Federal National Mortgage Association, 3.0000%, 11/1/46	87,394	94,930
Federal National Mortgage Association, 3.0000%, 1/1/47	39,235	42,618
Federal National Mortgage Association, 3.0000%, 1/1/47	590,029	632,530
Federal National Mortgage Association, 3.0000%, 1/1/47	854,339	906,769
Federal National Mortgage Association, 3.0000%, 1/1/47	125,491	136,142
Federal National Mortgage Association, 3.5000%, 1/1/47	165,003	182,701
Federal National Mortgage Association, 3.5000%, 3/1/47	934,767	1,007,975

	Shares/ Principal Amounts	Value

Mortgage-Backed Securities - (continued)
Federal National Mortgage Association, 4.0000%, 5/1/47	$539,652	$607,032
Federal National Mortgage Association, 3.5000%, 7/1/47	787,886	849,590
Federal National Mortgage Association, 3.5000%, 8/1/47	229,793	255,981
Federal National Mortgage Association, 3.5000%, 11/1/47	32,370	35,901
Federal National Mortgage Association, 3.5000%, 12/1/47	237,956	265,073
Federal National Mortgage Association, 3.0000%, 2/1/48	755,940	818,118
Federal National Mortgage Association, 3.5000%, 4/1/48	146,100	162,036
Federal National Mortgage Association, 3.0000%, 5/1/48	366,928	393,173
Federal National Mortgage Association, 5.0000%, 5/1/48	3,187,798	3,523,100
Federal National Mortgage Association, 3.5000%, 7/1/48	23,036,115	24,614,999
Federal National Mortgage Association, 3.0000%, 11/1/48	10,620,508	11,272,283
Federal National Mortgage Association, 3.5000%, 11/1/48	770,831	854,909
Federal National Mortgage Association, 4.0000%, 2/1/49	2,691,990	2,879,895
Federal National Mortgage Association, 3.0000%, 8/1/49	205,595	221,940
Federal National Mortgage Association, 3.0000%, 8/1/49	216,665	233,890
Federal National Mortgage Association, 3.0000%, 9/1/49	352,395	375,335
Federal National Mortgage Association, 3.0000%, 5/1/50	5,940,593	6,348,240
Federal National Mortgage Association, 3.5000%, 9/25/50(a)	79,128,210	9,959,448
Federal National Mortgage Association, 2.5000%, 10/1/50	958,481	1,011,510
Federal National Mortgage Association, 2.5000%, 1/1/51	12,809,550	13,489,115
Federal National Mortgage Association, 1.5000%, TBA, 30 Year Maturity(b)	10,684,315	10,727,266
Federal National Mortgage Association, 2.0000%, TBA, 30 Year Maturity(b)	22,500,000	23,388,075
Federal National Mortgage Association, 2.0000%, TBA, 30 Year Maturity(b)	72,872,018	75,221,412
Federal National Mortgage Association, 2.5000%, TBA, 30 Year Maturity(b)	51,417,183	54,166,460
Federal National Mortgage Association, 3.5000%, TBA, 30 Year Maturity(b)	84,217,576	89,492,965
Federal National Mortgage Association, 4.0000%, TBA, 30 Year Maturity(b)	80,059,762	85,816,059
Federal National Mortgage Association, 4.5000%, TBA, 30 Year Maturity(b)	4,203,000	4,564,626
Federal National Mortgage Association, 3.5000%, 8/1/56	63,285	70,080
Federal National Mortgage Association, 3.0000%, 2/1/57	2,380,975	2,589,445
Federal National Mortgage Association, 3.0000%, 6/1/57	141,256	153,599
Federal National Mortgage Association, 3.0000%, 9/1/57	248,933	270,685
Federal National Mortgage Association, 3.0000%, 5/1/58	902,176	981,007
Federal National Mortgage Association, 3.5000%, 1/25/61(a)	36,301,531	6,677,144
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 0.5289%, 8/16/29‡	38,189	38,396
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.4000%, 0.5309%, 7/20/34‡	67,179	67,613
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3000%, 0.4289%, 8/16/34‡	48,053	48,213
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.2000%, 0.3309%, 6/20/35‡	40,116	40,072
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.1500%, 0.2809%, 8/20/35‡	46,309	46,162
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3000%, 0.4309%, 4/20/37‡	16,229	16,273
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3100%, 0.4409%, 6/20/37‡	45,797	45,951
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3200%, 0.4509%, 7/20/37‡	69,345	69,651
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 0.6309%, 10/20/37‡	22,145	22,430
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 0.6309%, 10/20/37‡	52,910	53,589
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 0.6309%, 2/20/38‡	44,302	44,796
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.5000%, 0.6309%, 2/20/38‡	89,265	90,288
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.7000%, 0.8309%, 5/20/39‡	13,260	13,260
Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.6000%, 0.7289%, 1/16/40‡	15,257	15,505

			Shares/ Principal Amounts	Value

Mortgage-Backed Securities - (continued)
	Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3500%, 0.4809%, 6/20/40‡		$2,756	$2,764
	Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.4300%, 0.5589%, 10/16/40‡		74,133	74,662
	Government National Mortgage Association, 0%, 5/16/41¤		7,477,912	6,673,015
	Government National Mortgage Association, ICE LIBOR USD 1 Month + 0.3000%, 0.4309%, 7/20/41‡		37,167	37,270
	Government National Mortgage Association, ICE LIBOR USD 1 Month + 5.6800%, 5.5491%, 10/20/45‡,(a)		1,887,305	363,319
	Government National Mortgage Association, ICE LIBOR USD 1 Month + 6.0500%, 5.9191%, 4/20/46‡,(a)		3,619,050	752,445
	Government National Mortgage Association, 4.5000%, 2/20/48		3,665,763	4,013,527
	Government National Mortgage Association, 4.0000%, 5/20/48		835,698	901,668
	Government National Mortgage Association, 4.0000%, 6/20/48		2,794,156	3,012,105
	Government National Mortgage Association, 4.5000%, 7/20/48		323,950	353,799
	Government National Mortgage Association, 4.5000%, 11/20/48		467,818	496,373
	Government National Mortgage Association, 5.0000%, 1/20/49		322,697	352,536
	Government National Mortgage Association, 4.0000%, 2/20/49		621,870	646,719
	Government National Mortgage Association, 5.5000%, 2/20/49		504,096	549,186
	Government National Mortgage Association, 4.0000%, 4/20/49		607,697	631,979
	Government National Mortgage Association, 2.5000%, TBA, 30 Year Maturity(b)		32,831,270	34,537,511
	Government National Mortgage Association, 3.0000%, TBA, 30 Year Maturity(b)		55,019,740	57,672,242
	Government National Mortgage Association, 3.5000%, TBA, 30 Year Maturity(b)		42,854,100	45,367,922
	Government National Mortgage Association, 4.0000%, TBA, 30 Year Maturity(b)		15,452,200	16,512,375
	JP Morgan Mortgage Trust, 3.0000%, 6/25/45 (144A) ‡		1,240,888	1,264,643
	Mello Warehouse Securitization Trust, ICE LIBOR USD 1 Month + 1.1500%, 1.2800%, 11/25/52 (144A)‡		3,378,378	3,446,283
	Mello Warehouse Securitization Trust, ICE LIBOR USD 1 Month + 2.7500%, 2.8940%, 2/25/55 (144A)‡		3,489,000	3,489,000
	New Residential Mortgage Loan Trust, ICE LIBOR USD 1 Month + 0.9000%, 1.0300%, 1/25/48 (144A)‡		228,128	228,771
	PRPM LLC, 3.6710%, 8/25/25 (144A)C		4,393,598	4,409,465
	PRPM LLC, 2.8570%, 9/25/25 (144A)C		2,203,564	2,215,189
	Sequoia Mortgage Trust, 2.5000%, 5/25/43 (144A)‡		1,768,825	1,814,733
	Sequoia Mortgage Trust, 0.2811%, 11/25/48 (144A)‡,(a)		2,713,936	3,682
	Sequoia Mortgage Trust, 4.0000%, 9/25/49 (144A)‡		830,702	854,767
	Spruce Hill Mortgage Loan Trust, 3.4070%, 6/25/55 (144A)‡		8,149,042	8,248,740
	Station Place Securitization Trust, ICE LIBOR USD 1 Month + 2.0000%, 2.1300%, 1/26/54 (144A)‡		6,250,000	6,250,000

Total Mortgage-Backed Securities (cost $901,900,446)				910,225,176

Investment Companies - 46.8%
Money Market Funds - 46.8%
	STIT - Government and Agency Portfolio, 0.0303%		315,261,938	315,261,938
Total Money Market Funds (cost $315,261,938)				315,261,938

Total Investments (total cost $1,247,312,404) - 186.5%				1,255,772,059

Liabilities, net of Cash, Receivables and Other Assets - (86.5%)				(582,422,735)

Net Assets - 100%				$673,349,324

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$1,255,772,059	100.0%

Schedule of TBA sales commitments - (% of Net Assets)
	Principal Amounts	Value

Securities Sold Short - (8.1)%
Mortgage-Backed Securities - (8.1)%
Government National Mortgage Association, 2.0000%,TBA, 30 Year Maturity(b)	$(2,357,596)	$(2,447,514)
Federal National Mortgage Association, 3.0000%,TBA, 30 Year Maturity(b)	(27,199,000)	(28,597,573)
Federal National Mortgage Association, 2.0000%,TBA, 30 Year Maturity(b)	(22,500,000)	(23,388,075)

Total Securities Sold Short (proceeds $54,199,381)		$(54,433,162)

Summary of Investments by Country - (Short Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$ (54,433,162)	100.0%

Schedule of Futures
Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation (Depreciation)	Variation Margin Asset/(Liability)

Futures Bought:
10-Year U.S. Ultra Long Treasury Note	675	03/22/21	$103,833,984	$(767,263)	$1,149,336
2-Year U.S. Treasury Note	295	03/31/21	65,188,086	38,899	(58,312)

				(728,364)	1,091,024

Futures Sold:
10-Year U.S. Treasury Note	1,270	03/22/21	(174,029,688)	613,759	(920,054)
5-Year U.S. Treasury Note	446	03/31/21	(56,140,250)	(27,164)	40,721
90-Day Euro Future	7	06/17/24	(1,735,912)	6,026	(9,034)
90-Day Euro Future	7	12/18/23	(1,739,150)	4,276	(6,410)
90-Day Euro Future	7	03/18/24	(1,737,662)	5,064	(7,591)
90-Day Euro Future	7	09/16/24	(1,734,250)	6,814	(10,214)

				608,775	(912,582)

Total				$(119,589)	$178,442

Average ending Monthly Market Value of Derivative Instruments During the Period Ended January 31, 2021

Derivative	Market Value
Futures contracts, purchased	$56,340,690
Futures contracts, sold	118,306,272

Notes to Schedule of Investments and Other Information (unaudited)

ICE	Intercontinental Exchange
LIBOR	LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC	Limited Liability Company
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

‡	The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of January 31, 2021.
C	Step Bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
¤	Zero coupon bond.
144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31,

2021 is $84,642,895 which represents 12.6% of net assets.

(a)	IO – Interest Only
(b)	Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2021.
Valuation Inputs Summary

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

Assets Investments in Securities:
Asset-Backed Securities	$—	$30,284,945	$—
Mortgage-Backed Securities	—	910,225,176	—
Investment Companies	315,261,938	—	—

Total Investments in Securities	$315,261,938	$940,510,121	$—

Other Financial Instruments(a):
Variation Margin Receivable on Futures contracts	$1,190,057	$—	$—

Total Assets	$316,451,995	$940,510,121	$—

Liabilities
TBA sales commitments:
Mortgage-Backed Securities	$—	$54,433,162	$—
Variation Margin Payable on Futures contracts	1,011,615	—	—

Total Liabilities	$1,011,615	$54,433,162	$—

(a)	Other financial instruments include futures. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date.

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available, or are deemed by Janus Capital to be unreliable, are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2021 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments and Other Information.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.